Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 830,000	$ 1,146,801		$ 13,764,508
Restricted cash	10,978,000	12,344,583		9,352,608
Accounts receivable, net of allowance for credit losses	1,228,000	1,124,000
Unbilled receivable	579,000	768,374		350,393
Due from buyer for sale of business unit	500,000	800,000
Prepaid expenses and other current assets	771,000	901,000
Other receivables		8,506		30,634
Total current assets	14,886,000	17,084,949		26,537,849
Property and equipment, net	514,000	610,860		1,506,082
Capitalized software, net	752,000	2,127,000
Operating lease right-of-use assets	2,192,000	2,372,839		3,841,810
Goodwill		3,017,600		5,837,060
Intangible assets, net		5,176,772		6,323,279
Security deposits	1,248,000	1,266,632		1,293,166
Other long-term asset	15,000	21,668		21,668
Total assets	19,607,000	31,680,000
Current liabilities:
Accounts payable	3,764,000	4,648,837		1,457,670
Accrued expenses	2,957,000	2,816,154		5,274,716
Accrued fiduciary obligations	7,969,000	11,572,713		9,024,463
Deferred revenue	1,390,000	660,826		288,499
Current portion of operating lease liabilities	559,000	512,416		1,311,295
Current portion of convertible debentures, net	1,540,000
Other short-term liabilities		631,584
Due to related party				3,201
Total current liabilities	18,179,000	20,842,530		17,359,844
Other long-term liabilities	20,467,000	19,401,398		20,203,700
Convertible debentures, net of current portion	4,072,000
Operating lease liabilities, net of current portion	3,257,000	3,683,822		4,771,871
Deferred tax liabilities	1,190,000	1,189,742		1,479,880
Total liabilities	47,165,000	45,118,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Common stock, value	1,000	796	[1]	532	[1]
Additional paid-in capital	70,119,000	63,306,726		54,127,893
Accumulated deficit	(97,678,000)	(76,746,000)		(47,994,100)
Total stockholders’ deficit	(27,558,000)	(13,438,478)		6,135,000
Total liabilities and stockholders’ deficit	$ 19,607,000	31,680,000
Previously Reported
Current assets:
Cash and cash equivalents		1,100,000
Accounts receivable, net of allowance for credit losses		1,125,159		1,437,786
Prepaid expenses and other current assets		891,526		1,601,920
Property and equipment, net		610,860		1,506,082
Capitalized software, net		2,127,694		4,588,706
Intangible assets, net		5,176,772
Total assets		31,679,014		49,949,620
Current liabilities:
Accrued expenses		2,816,154		5,274,716
Current portion of operating lease liabilities		512,416
Operating lease liabilities, net of current portion		3,683,822
Total liabilities		45,117,492		43,815,295
STOCKHOLDERS’ DEFICIT
Total stockholders’ deficit		(13,438,478)		6,134,325
Total liabilities and stockholders’ deficit		$ 31,679,014		$ 49,949,620

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the consolidated financial statements.